SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net income attributable to Progressive	$ 3,970.3	$ 2,615.3	$ 1,592.2
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation	90.2	77.2	95.4
Changes in:
Accounts payable, accrued expenses, and other liabilities	611.6	746.6	400.0
Income taxes	227.2	(158.7)	(172.6)
Other, net	(260.8)	(57.7)	(134.8)
Net cash provided by operating activities	6,261.6	6,284.8	3,756.8
Cash Flows From Investing Activities:
Payments to Acquire Additional Interest in Subsidiaries	(11.2)	(296.9)	0.0
Net cash used in investing activities	(4,338.3)	(7,034.9)	(3,406.7)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	0.0	1,134.0	841.1
Net proceeds from preferred stock issuance	0.0	493.9	0.0
Reacquisitions of debt	0.0	0.0	(635.6)
Dividends paid to common shareholders	(1,643.2)	(654.9)	(395.4)
Dividends paid to preferred shareholders	(26.8)	(13.5)	0.0
Acquisition of treasury shares for restricted stock tax liabilities	(84.4)	(78.6)	(57.6)
Acquisition of treasury shares acquired in open market	(6.9)	(0.4)	(4.9)
Net cash provided by (used in) financing activities	(1,770.9)	549.8	(300.9)
Change in cash, cash equivalents, and restricted cash	152.4	(200.3)	48.9
Cash, cash equivalents, and restricted cash - beginning of year	75.0	275.3	226.4
Cash, cash equivalents, and restricted cash - end of year	227.4	75.0	275.3
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive	3,970.3	2,615.3	1,592.2
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(1,821.3)	(1,770.7)	(866.3)
Amortization of equity-based compensation	2.9	2.4	2.1
(Gains) losses on extinguishment of debt	0.0	0.0	(0.2)
Changes in:
Intercompany receivable	(14.1)	77.5	(71.3)
Accounts payable, accrued expenses, and other liabilities	47.1	(29.6)	53.6
Income taxes	175.5	(14.2)	37.3
Other, net	(179.8)	47.8	(22.6)
Net cash provided by operating activities	2,180.6	928.5	724.8
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(152.8)	(178.3)	(86.7)
Payments to Acquire Additional Interest in Subsidiaries	(5.4)	(287.9)	0.0
Acquisition of business	0.0	0.0	(18.7)
(Paid to) received from investment subsidiary	(253.1)	(1,192.8)	(344.2)
Net cash used in investing activities	(411.3)	(1,659.0)	(449.6)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	0.0	1,134.0	841.1
Net proceeds from preferred stock issuance	0.0	493.9	0.0
Reacquisitions of debt	0.0	0.0	(594.4)
Dividends paid to common shareholders	(1,643.2)	(654.9)	(395.4)
Dividends paid to preferred shareholders	(26.8)	(13.5)	0.0
Acquisition of treasury shares for restricted stock tax liabilities	(84.4)	(78.6)	(57.6)
Acquisition of treasury shares acquired in open market	(6.9)	(0.4)	(4.9)
Loan to ARX Holding Corp.	(8.0)	(150.0)	(64.0)
Net cash provided by (used in) financing activities	(1,769.3)	730.5	(275.2)
Change in cash, cash equivalents, and restricted cash	0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - beginning of year	0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - end of year	$ 0.0	$ 0.0	$ 0.0